Equity: (Tables)	12 Months Ended
Mar. 31, 2011
Comprehensive Income Tax (Expense) Benefit Components Table

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2009:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(16,749)	¥(193)	¥(16,942)
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(2,467)	1,012	(1,455)
Reclassification adjustments for gains and losses realized in net income	(1,380)	630	(750)
Pension liability adjustment:
Actuarial (gains) losses arising during period	(2,271)	879	(1,392)
Reclassification adjustments for actuarial gains (losses) realized in net income	(7)	(14)	(21)
Reclassification adjustments for prior service credit realized in net income	(62)	25	(37)

Other comprehensive income (loss)	¥(22,936)	¥2,339	¥(20,597)

For the year ended March 31, 2010:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(2,828)	¥(75)	¥(2,903)
Reclassification adjustments for gains and losses realized in net income	(218)	—	(218)
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	4,563	(1,915)	2,648
Reclassification adjustments for gains and losses realized in net income	162	(65)	97
Pension liability adjustment:
Actuarial (gains) losses arising during period	(107)	(175)	(282)
Prior service credit arising during period	138	(56)	82
Reclassification adjustments for actuarial gains (losses) realized in net income	99	(68)	31
Reclassification adjustments for prior service credit realized in net income	(62)	25	(37)

Other comprehensive income (loss)	¥1,747	¥(2,329)	¥(582)

	Yen in millions
	Pre-tax amount	Tax expense	Net-of-tax Amount
For the year ended March 31, 2011:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(16,667)	¥67	¥(16,600)
Reclassification adjustments for gains and losses realized in net income	139	—	139
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(1,739)	714	(1,025)
Reclassification adjustments for gains and losses realized in net income	190	(72)	118
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	546	(208)	338
Reclassification adjustments for gains and losses realized in net income	(192)	73	(119)
Pension liability adjustment:
Actuarial (gains) losses arising during period	(657)	267	(390)
Prior service credit arising during period	841	(345)	496
Reclassification adjustments for actuarial gains (losses) realized in net income	688	(282)	406
Reclassification adjustments for prior service credit realized in net income	(135)	56	(79)

Other comprehensive income (loss)	¥(16,986)	¥270	¥(16,716)

	U.S. dollars in thousands
	Pre-tax amount	Tax expense	Net-of-tax Amount
For the year ended March 31, 2011:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	$(200,445)	$806	$(199,639)
Reclassification adjustments for gains and losses realized in net income	1,672	—	1,672
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(20,914)	8,587	(12,327)
Reclassification adjustments for gains and losses realized in net income	2,285	(866)	1,419
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	6,566	(2,502)	4,064
Reclassification adjustments for gains and losses realized in net income	(2,309)	879	(1,430)
Pension liability adjustment:
Actuarial (gains) losses arising during period	(7,901)	3,211	(4,690)
Prior service credit arising during period	10,114	(4,149)	5,965
Reclassification adjustments for actuarial gains (losses) realized in net income	8,275	(3,391)	4,884
Reclassification adjustments for prior service credit realized in net income	(1,624)	673	(951)

Other comprehensive income (loss)	$(204,281)	$3,248	$(201,033)